As filed with the Securities and Exchange Commission on September 8, 2015

Securities Act File No. 333-152915
Investment Company Act File No. 811-22227

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   |X|

Post-Effective Amendment No. 41   |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |X|

Amendment No. 43   |X|

(Check appropriate box or boxes.)

INDEXIQ ETF TRUST
(Exact Name of Registrant as Specified in Charter)

800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (914) 697-4946

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S710
Rye Brook, NY 10573
(Name and Address of Agent for Service)

With a copy to:

Matthew V. Curtin, Esq.
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573

It is proposed that this filing will become effective:

	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on September 11, 2015, pursuant to paragraph (b)(1) of Rule 485
	60 days after filing pursuant to paragraph (a)(1) of Rule 485
	on _______, pursuant to paragraph (a)(1) of Rule 485
	75 days after filing pursuant to paragraph (a)(2) of Rule 485
	on _______, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒      This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

Explanatory Note

This Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying, until September 11, 2015, the effectiveness of the registration statement for IQ Leaders Global Allocation Tracker ETF and IQ Leaders Global Bond Tracker ETF (the “Funds”), filed in Post-Effective Amendment No. 33 on May 28. 2015, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 36 to the Trust’s Registration Statement, as filed August 10, 2015, Post-Effective Amendment No. 37 to the Trust’s Registration Statement, as filed on August 17, 2015, Post-Effective Amendment No. 38, as filed on August 24, 2015, and Post-Effective Amendment No. 40, as filed on August 31, 2015.

This Post-Effective Amendment No. 41 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 33. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 41 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye Brook, and State of New York on this 8th day of September, 2015.

INDEXIQ ETF TRUST

By:	/s/ Adam S. Patti
Adam S. Patti
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Reena Aggarwal*	Trustee	September 8, 2015
Reena Aggarwal

/s/ Michael A. Pignataro*	Trustee	September 8, 2015
Michael A. Pignataro

/s/ Paul D. Schaeffer*	Trustee	September 8, 2015
Paul D. Schaeffer
s

/s/ Adam S. Patti*	Chairman, Trustee	September 8, 2015
Adam S. Patti	President and Principal
Executive Officer

/s/ David L. Fogel*	Treasurer and Principal	September 8, 2015
David L. Fogel	Financial Officer

/s/ David L. Fogel
David L. Fogel, Attorney-in-fact

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED